Employee benefits (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of Employee benefits [Line Items]
Total present value of benefit obligations (PBO)	$ 500,072	$ 512,210	$ 462,554
Plan assets at fair value	(197,254)	(259,245)	(267,535)	$ (286,881)
Projected liability, net	302,818	252,965	195,019
Present value of unfunded obligations
Disclosure of Employee benefits [Line Items]
Total present value of benefit obligations (PBO)	302,818	252,965	195,019
Present value of funded obligations
Disclosure of Employee benefits [Line Items]
Total present value of benefit obligations (PBO)	$ 197,254	$ 259,245	$ 267,535